UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 93.25%

CORPORATE BONDS 35.28%

Banking 3.53%

Banco del Estado de Chile (Chile)†(a)	3.875%	2/8/2022		$455	$455,230
Banco do Brasil SA†	4.625%	1/15/2025		500	461,400
Banco Internacional del Peru (Panama)†(a)	3.375%	1/18/2023		970	931,394
Bank of China Ltd. (Hong Kong)(a)	3.875%	6/30/2025		930	916,700
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022		1,380	1,423,757
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%	4/20/2021		745	724,885
Vnesheconombank via VEB Finance plc (Ireland)†(a)	6.80%	11/22/2025		1,250	1,228,178
Total					6,141,544

Building & Construction 0.50%

Dianjian Haiyu Ltd. (China)(a)	3.50%(5 Yr Swap rate + 6.77%) #	—	(b)	930	869,703

Chemicals 1.87%

CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	3.50%	7/19/2022		930	900,200
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%	7/19/2027		930	878,341
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.625%	3/14/2023		930	938,640
OCP SA (Morocco)†(a)	6.875%	4/25/2044		500	537,242
Total					3,254,423

Diversified Capital Goods 0.27%

KOC Holding AS (Turkey)†(a)	5.25%	3/15/2023		500	471,030

Electric: Distribution/Transportation 1.60%

OmGrid Funding Ltd.†	5.196%	5/16/2027		980	923,866
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.125%	5/15/2027		930	873,134
Perusahaan Listrik Negara PT (Indonesia)†(a)	6.15%	5/21/2048		950	988,342
Total					2,785,342

Electric: Generation 0.99%

Greenko Dutch BV (Netherlands)†(a)	5.25%	7/24/2024		930	860,250
Listrindo Capital BV (Netherlands)†(a)	4.95%	9/14/2026		930	865,830
Total					1,726,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electric: Integrated 2.25%

Enel Chile SA (Chile)(a)	4.875%	6/12/2028		$910	$920,374
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021		1,485	1,448,561
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.35%	8/10/2028		434	433,076
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025		1,150	1,108,508
Total					3,910,519

Energy: Exploration & Production 3.19%

Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028		900	928,170
KazMunayGas National Co. JSC (Kazakhstan)†(a)	4.75%	4/19/2027		1,100	1,105,159
KazMunayGas National Co. JSC (Kazakhstan)†(a)	6.375%	10/24/2048		790	831,538
KazTransGas JSC (Kazakhstan)†(a)	4.375%	9/26/2027		980	936,644
PT Saka Energi Indonesia (Indonesia)†(a)	4.45%	5/5/2024		1,860	1,739,602
Total					5,541,113

Food: Wholesale 0.84%

Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022		710	723,907
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026		785	734,642
Total					1,458,549

Foreign Sovereign 1.57%

Petroleos de Venezuela SA(a)(c)	6.00%	5/16/2024		4,280	957,436
Petroleos Mexicanos(d)	4.875%	2/21/2028	EUR	750	914,022
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan)†(a)	5.625%	12/5/2022		$890	855,738
Total					2,727,196

Gas Distribution 0.80%

Southern Gas Corridor CJSC (Azerbaijan)†(a)	6.875%	3/24/2026		1,255	1,397,628

Integrated Energy 6.55%

CNOOC Finance 2012 Ltd. (Hong Kong)†(a)	5.00%	5/2/2042		800	845,575
Ecopetrol SA (Colombia)(a)	7.375%	9/18/2043		815	929,100
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028		1,890	1,816,441
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026		740	733,040
Pertamina Persero PT (Indonesia)†(a)	4.30%	5/20/2023		930	923,821
Pertamina Persero PT (Indonesia)†(a)	5.625%	5/20/2043		930	919,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Integrated Energy (continued)

Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028	$2,700	$2,551,500
Petroleos Mexicanos (Mexico)(a)	6.75%	9/21/2047	1,870	1,789,010
Sinopec Group Overseas Development 2017 Ltd. (China)†(a)	3.625%	4/12/2027	930	883,679
Total				11,391,989

Investments & Miscellaneous Financial Services 3.51%

Charming Light Investments Ltd.	4.375%	12/21/2027	1,860	1,759,791
China Cinda Finance 2017 I Ltd.	4.75%	2/8/2028	930	915,795
China Great Wall International Holdings III Ltd.	3.125%	8/31/2022	1,860	1,781,238
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021	750	725,663
Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	3.375%	1/24/2020	930	919,501
Total				6,101,988

Metals/Mining (Excluding Steel) 0.53%

Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(a)	7.50%	12/11/2022	930	926,319

Oil Field Equipment & Services 0.61%

State Oil Co. of the Azerbaijan Republic (Azerbaijan)(a)	4.75%	3/13/2023	740	744,897
State Oil Co. of the Azerbaijan Republic (Azerbaijan)(a)	6.95%	3/18/2030	290	314,702
Total				1,059,599

Oil Refining & Marketing 2.10%

Empresa Nacional del Petroleo (Chile)†(a)	3.75%	8/5/2026	950	905,135
Empresa Nacional del Petroleo (Chile)†(a)	4.50%	9/14/2047	1,000	901,000
Petroleos del Peru SA (Peru)†(a)	5.625%	6/19/2047	1,850	1,843,081
Total				3,649,216

Rail 1.86%

China Railway Xunjie Co. Ltd. (China)(a)	3.25%	7/28/2026	930	858,898
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	600	664,127
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan)†(a)	4.85%	11/17/2027	380	378,514
Rumo Luxembourg Sarl (Luxembourg)†(a)	5.875%	1/18/2025	1,415	1,323,025
Total				3,224,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Development & Management 0.56%

Agile Group Holdings Ltd. (China)(a)	9.00%	5/21/2020		$930	$974,497

Telecommunications: Wireline Integrated & Services 0.54%

Oztel Holdings SPC Ltd. (United Arab Emirates)†(a)	6.625%	4/24/2028		930	934,464

Transportation: Infrastructure/Services 1.61%

Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.00%	7/30/2027		930	839,599
Aeropuerto Internacional de Tocumen SA (Panama)†(a)	5.625%	5/18/2036		816	846,600
Mexico City Airport Trust (Mexico)†(a)	5.50%	10/31/2046		1,000	885,000
Transnet SOC Ltd. (South Africa)†(a)	4.00%	7/26/2022		235	220,838
Total					2,792,037
Total Corporate Bonds (cost $61,886,889)					61,337,800

FOREIGN GOVERNMENT OBLIGATIONS 57.97%

Angola 1.68%

Angolan Government International Bond†(a)	8.25%	5/9/2028		1,860	1,928,020
Angolan Government International Bond†(a)	9.375%	5/8/2048		930	986,014
Total					2,914,034

Argentina 4.24%

Province of Santa Fe†(a)	6.90%	11/1/2027		550	438,697
Province of Santa Fe†(a)	7.00%	3/23/2023		985	879,112
Provincia de Cordoba†(a)	7.125%	8/1/2027		550	441,375
Provincia de Cordoba†(a)	7.125%	6/10/2021		950	888,250
Provincia of Neuquen†(a)	7.50%	4/27/2025		540	435,483
Republic of Argentina(d)	3.375%	1/15/2023	EUR	860	858,678
Republic of Argentina(a)	6.875%	1/11/2048		$2,815	2,181,625
Republic of Argentina(a)	6.875%	4/22/2021		365	350,130
Republic of Argentina(a)	8.28%	12/31/2033		981	890,645
Total					7,363,995

Bahamas 0.53%

Commonwealth of Bahamas†	5.75%	1/16/2024		910	928,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Bermuda 0.55%

Government of Bermuda†	3.717%	1/25/2027	$1,000	$956,140

Brazil 1.58%

Federal Republic of Brazil(a)	4.625%	1/13/2028	2,000	1,834,520
Federal Republic of Brazil(a)	5.00%	1/27/2045	1,100	907,637
Total				2,742,157

Cayman Islands 1.05%

Ivory Coast Bond†(a)	5.375%	7/23/2024	750	720,757
Ivory Coast Bond†(a)	6.125%	6/15/2033	1,200	1,100,412
Total				1,821,169

Chile 0.55%

Republic of Chile(a)	3.125%	1/21/2026	1,000	961,745

Colombia 3.70%

Republic of Colombia(a)	3.875%	4/25/2027	3,300	3,205,125
Republic of Colombia(a)	5.00%	6/15/2045	3,230	3,230,000
Total				6,435,125

Costa Rica 0.89%

Costa Rica Government†(a)	4.375%	4/30/2025	485	421,494
Costa Rica Government†(a)	5.625%	4/30/2043	1,450	1,121,031
Total				1,542,525

Croatia 0.61%

Republic of Croatia†(a)	5.50%	4/4/2023	1,000	1,059,602

Dominican Republic 2.58%

Dominican Republic†(a)	5.95%	1/25/2027	2,660	2,719,185
Dominican Republic†(a)	6.85%	1/27/2045	1,740	1,768,275
Total				4,487,460

Ecuador 2.69%

Republic of Ecuador†(a)	7.875%	1/23/2028	2,000	1,805,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Ecuador (continued)

Republic of Ecuador†(a)	8.75%	6/2/2023		$2,850	$2,867,100
Total					4,672,750

Egypt 3.12%

Arab Republic of Egypt†(a)	6.125%	1/31/2022		1,860	1,865,096
Arab Republic of Egypt†(a)	6.588%	2/21/2028		1,950	1,870,308
Arab Republic of Egypt†(a)	7.903%	2/21/2048		1,760	1,684,869
Total					5,420,273

El Salvador 1.54%

Republic of EI Salvador†(a)	6.375%	1/18/2027		2,850	2,679,000

Ghana 1.34%

Republic of Ghana†(a)	7.875%	8/7/2023		1,020	1,071,510
Republic of Ghana†(a)	8.125%	1/18/2026		780	813,297
Republic of Ghana†(a)	8.627%	6/16/2049		450	452,250
Total					2,337,057

Guatemala 0.50%

Republic of Guatemala†(a)	4.375%	6/5/2027		925	870,656

Honduras 0.78%

Honduras Government†(a)	6.25%	1/19/2027		875	902,431
Honduras Government†(a)	8.75%	12/16/2020		420	460,341
Total					1,362,772

Hungary 1.05%

Republic of Hungary(a)	5.375%	3/25/2024		1,700	1,823,539

India 0.25%

Export-Import Bank of India†(a)	3.375%	8/5/2026		465	425,654

Indonesia 1.03%

Republic of Indonesia†(d)	3.75%	6/14/2028	EUR	744	948,152
Republic of Indonesia†(a)	4.75%	1/8/2026		$835	848,263
Total					1,796,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Jamaica 1.84%

Government of Jamaica(a)	6.75%	4/28/2028	$420	$457,275
Government of Jamaica(a)	7.875%	7/28/2045	2,335	2,731,950
Total				3,189,225

Kazakhstan 1.28%

Republic of Kazakhstan†(a)	3.875%	10/14/2024	1,272	1,292,062
Republic of Kazakhstan†(a)	4.875%	10/14/2044	915	937,971
Total				2,230,033

Kenya 0.92%

Republic of Kenya†(a)	7.25%	2/28/2028	1,180	1,152,058
Republic of Kenya†(a)	8.25%	2/28/2048	465	450,264
Total				1,602,322

Lebanon 0.39%

Republic of Lebanon	6.65%	2/26/2030	900	678,735

Mexico 2.70%

United Mexican States(a)	3.75%	1/11/2028	2,000	1,908,500
United Mexican States(a)	4.75%	3/8/2044	2,900	2,778,200
Total				4,686,700

Mongolia 0.93%

Republic of Mongolia†(a)	5.125%	12/5/2022	930	893,685
Republic of Mongolia†(a)	8.75%	3/9/2024	665	729,594
Total				1,623,279

Nigeria 1.66%

Republic of Nigeria†(a)	6.375%	7/12/2023	650	661,131
Republic of Nigeria†(a)	6.50%	11/28/2027	2,305	2,225,881
Total				2,887,012

Oman 1.57%

Oman Government International Bond†(a)	4.75%	6/15/2026	1,435	1,365,934
Oman Government International Bond†(a)	6.75%	1/17/2048	1,400	1,366,709
Total				2,732,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pakistan 0.60%

Pakistan Government International Bond†(a)	8.25%	4/15/2024	$1,000	$1,047,520

Paraguay 1.02%

Republic of Paraguay†(a)	4.70%	3/27/2027	890	890,000
Republic of Paraguay†(a)	5.60%	3/13/2048	890	887,775
Total				1,777,775

Poland 0.64%

Republic of Poland(a)	3.25%	4/6/2026	1,140	1,108,376

Qatar 1.38%

State of Qatar†(a)	3.25%	6/2/2026	1,805	1,732,565
State of Qatar†(a)	5.103%	4/23/2048	640	666,944
Total				2,399,509

Russia 0.77%

Russian Federation†(a)	5.25%	6/23/2047	1,400	1,345,522

Saudi Arabia 1.28%

Saudi International Bond†(a)	3.25%	10/26/2026	1,280	1,205,383
Saudi International Bond†(a)	5.00%	4/17/2049	993	1,010,129
Total				2,215,512

Senegal 0.69%

Republic of Senegal†(a)	6.25%	7/30/2024	540	546,411
Republic of Senegal†(a)	6.25%	5/23/2033	700	655,253
Total				1,201,664

South Africa 1.70%

Republic of South Africa(a)	4.30%	10/12/2028	2,100	1,887,873
Republic of South Africa(a)	6.30%	6/22/2048	1,100	1,069,774
Total				2,957,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Sri Lanka 2.11%

Republic of Sri Lanka†(a)	5.75%	4/18/2023	$1,881	$1,834,824
Republic of Sri Lanka†(a)	6.85%	11/3/2025	1,860	1,840,693
Total				3,675,517

Turkey 3.72%

Export Credit Bank of Turkey†(a)	4.25%	9/18/2022	325	284,489
Export Credit Bank of Turkey†(a)	5.375%	2/8/2021	200	188,994
Republic of Turkey(a)	3.25%	3/23/2023	1,625	1,417,289
Republic of Turkey(a)	4.25%	4/14/2026	1,800	1,512,884
Republic of Turkey(a)	5.625%	3/30/2021	900	883,665
Republic of Turkey(a)	5.75%	5/11/2047	1,500	1,173,900
Republic of Turkey(a)	7.00%	6/5/2020	1,000	1,012,085
Total				6,473,306

Ukraine 1.60%

Ukraine Government†(a)	7.375%	9/25/2032	1,934	1,687,144
Ukraine Government†(a)	7.75%	9/1/2024	1,125	1,094,092
Total				2,781,236

Uruguay 0.54%

Republic of Uruguay(a)	4.975%	4/20/2055	930	932,325

Vietnam 0.37%

Socialist Republic of Vietnam†(a)	4.80%	11/19/2024	628	640,389
Total Foreign Government Obligations (cost $102,007,120)				100,786,515
Total Long-Term Investments (cost $163,894,009)				162,124,315

SHORT-TERM INVESTMENTS 3.78%

CORPORATE BOND 0.57%

Electric: Integrated

Pacific Gas & Electric Co. (cost $999,931)	2.541%(3 Mo. LIBOR + .23%) #	11/28/2018	1,000	999,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2018

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 3.21%

Repurchase Agreement dated 9/28/2018, 1.25% due 10/1/2018 with Fixed Income Clearing Corp. collateralized by $6,145,000 of U.S. Treasury Note at 1.250% due 7/31/2023; value: $5,686,571; proceeds: $5,574,874 (cost $5,574,294)	$5,574	$5,574,294
Total Short-Term Investment (cost $6,574,225)		6,573,523
Total Investments in Securities 97.03% (cost $170,468,234)		168,697,838
Cash and Other Assets in Excess of Liabilities(e) 2.97%		5,155,452
Net Assets 100.00%		$173,853,290

EUR	euro.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2018.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Defaulted (non-income producing security).
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps - Buy Protection September 30, 2018(1):

Referenced Issuer	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Republic of Brazil(4)(5)	Credit Suisse	1.00%	6/20/2023	$8,000,000	$(7,733,660)	$(358,275)	$91,935

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection September 30, 2018(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.EM.29(4)(6)	Credit Suisse	1.00%	6/20/2023	$1,852,000	$(1,739,149)	$130,761	$(17,910)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2018

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(k)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $91,935. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $17,910.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating: Ba2
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.

Open Forward Foreign Currency Exchange Contracts at September 30, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	State Street Bank and Trust	11/16/2018	3,230,000	$3,810,036	$3,763,406	$46,630

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Citibank	11/16/2018	907,000	$1,059,921	$1,056,783	$(3,138)

Open Futures Contracts at September 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bund	December 2018	10	Short	EUR	(1,604,382)	EUR	(1,587,900)	$19,137
Ultra Long U.S. Treasury Bond	December 2018	29	Short		$(4,635,190)		$(4,474,156)	161,034
U.S. 10-Year Ultra Treasury Bond	December 2018	110	Short		(14,090,970)		(13,860,000)	230,970
Total Unrealized Appreciation on Open Futures Contracts								$411,141

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bobl	December 2018	2	Long	EUR	263,084	EUR	261,400	$(1,955)
U.S. Long Bond	December 2018	59	Long		$8,492,417		$8,289,500	(202,917)
U.S. 2-Year Treasury Note	December 2018	42	Long		8,875,195		8,850,844	(24,351)
U.S. 5-Year Treasury Note	December 2018	98	Long		11,091,784		11,022,703	(69,081)
Total Unrealized Depreciation on Open Futures Contracts								$(298,304)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2018

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$—	$61,337,800	$—	$61,337,800
Foreign Government Obligations	—	100,786,515	—	100,786,515
Short-Term Investments
Corporate Bond	—	999,229	—	999,229
Repurchase Agreement	—	5,574,294	—	5,574,294
Total	$—	$168,697,838	$—	$168,697,838
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$91,935	$—	$91,935
Liabilities	—	(17,910)	—	(17,910)
Forward Foreign Currency Exchange Contracts
Assets	—	46,630	—	46,630
Liabilities	—	(3,138)	—	(3,138)
Futures Contracts
Assets	411,141	—	—	411,141
Liabilities	(298,304)	—	—	(298,304)
Total	$112,837	$117,517	$—	$230,354

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Foreign Government Obligations	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2018	$2,008,544	$1,088,477	$2,405,046	$2,938,375
Accrued Discounts (Premiums)	—	(398)	159,648	(84,891)
Realized Gain (Loss)	(244)	(3,213)	(834)	(7,016)
Change in Unrealized Appreciation (Depreciation)	(8,544)	(5,489)	(33,016)	14,903
Purchases	—	(110,123)	—	—
Sales	(1,999,756)	(969,254)	(2,530,844)	(2,861,371)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of September 30, 2018	$—	$—	$—	$—
Change in unrealized appreciation/depreciation for period ended September 30, 2018, related to Level 3 investments held at September 30, 2018	$(8,544)	$(5,489)	$(33,016)	$14,903

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2018

Investments				Shares (000)		Fair Value
LONG-TERM INVESTMENTS 93.24%

COMMON STOCK 0.07%

Metals & Minerals: Miscellaneous

Vedanta Ltd. ADR (cost $57,262)					3	$36,109

	Interest Rate	Maturity Date		Principal Amount (000)
CORPORATE BONDS 90.68%

Aerospace/Defense 0.51%

Embraer Netherlands Finance BV (Netherlands)(a)	5.05%	6/15/2025			$248	249,860

Air Transportation 0.85%

Emirates Airline (United Arab Emirates)†(a)	4.50%	2/6/2025			124	122,248
Guanay Finance Ltd.†	6.00%	12/15/2020			98	98,571
Latam Finance Ltd.†	6.875%	4/11/2024			200	195,000
Total						415,819

Automotive 0.40%

Hyundai Capital America†	2.60%	3/19/2020			200	197,167

Banks: Regional 19.91%

ADCB Finance Cayman Ltd.†	4.00%	3/29/2023			200	198,741
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%	4/28/2021			200	210,715
Axis Bank Ltd. (United Arab Emirates)†(a)	3.25%	5/21/2020			200	197,428
Banco de Bogota SA (Colombia)†(a)	4.375%	8/3/2027			200	191,200
Banco de Bogota SA (Colombia)†(a)	6.25%	5/12/2026			200	208,700
Banco de Credito del Peru†(b)	4.85%	10/30/2020		PEN	808	245,156
Banco de Credito del Peru (Peru)†(a)	4.25%	4/1/2023			$200	201,600
Banco de Credito e Inversiones SA (Chile)†(a)	3.50%	10/12/2027			200	182,875
Banco do Brasil SA†	4.625%	1/15/2025			200	184,560
Banco Mercantil del Norte SA†	7.625%(10 Yr Treasury CMT + 5.35%) #	—	(c)		400	406,000
Banco Regional SAECA (Paraguay)†(a)	8.125%	1/24/2019			150	151,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand†(a)	5.95%(5 Yr Treasury CMT + 2.995%) #	10/1/2028		$200	$203,500
Bancolombia SA (Colombia)(a)	5.95%	6/3/2021		150	157,425
Bangkok Bank PCL (Hong Kong)†(a)	4.80%	10/18/2020		100	102,319
Bangkok Bank PCL (Hong Kong)†(a)	5.00%	10/3/2023		200	208,140
Banistmo SA (Panama)†(a)	3.65%	9/19/2022		200	191,500
Bank of China Hong Kong Ltd.†	5.90%(5 Yr Treasury CMT + 3.036%) #	—	(c)	200	200,362
Bank of China Ltd. (China)†(a)	5.00%	11/13/2024		200	204,414
Bank of China Ltd. (Hong Kong)(a)	3.875%	6/30/2025		200	197,140
Bank of India (Jersey)(a)	3.125%	5/6/2020		200	196,235
BBVA Banco Continental SA (Peru)†(a)	5.00%	8/26/2022		200	206,920
BBVA Bancomer SA†	5.125%(5 Yr Treasury CMT + 2.65%) #	1/18/2033		250	228,437
Industrial & Commercial Bank of China Ltd. (United Arab Emirates)(a)	2.625%	5/26/2020		400	392,651
Industrial Bank of Korea (South Korea)†(a)	2.00%	4/23/2020		200	196,389
KEB Hana Bank (South Korea)(a)	4.25%	10/14/2024		200	196,172
National Savings Bank (Sri Lanka)†(a)	5.15%	9/10/2019		200	197,540
NBK SPC Ltd. (United Arab Emirates)†(a)	2.75%	5/30/2022		200	192,975
Popular, Inc.	7.00%	7/1/2019		30	30,780
QNB Finance Ltd.	2.875%	4/29/2020		400	395,924
QNB Finansbank AS (Turkey)†(a)	4.875%	5/19/2022		200	185,580
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	5.25%	5/23/2023		250	247,283
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022		200	206,342
Shinhan Bank (South Korea)†(a)	2.25%	4/15/2020		200	196,142
Turkiye Garanti Bankasi AS (Turkey)†(a)	4.75%	10/17/2019		400	392,248
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%	4/20/2021		400	389,200
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%	6/4/2019		200	186,883
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%	2/11/2021		200	159,072
Turkiye Is Bankasi AS (Turkey)†(a)	5.00%	4/30/2020		400	370,772
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.75%	1/30/2023		200	171,889
United Overseas Bank Ltd. (Singapore)(a)	3.50%(5 Yr Swap rate + 2.24%) #	9/16/2026		200	197,088
Vnesheconombank via VEB Finance plc (Ireland)†(a)	6.80%	11/22/2025		200	196,508
Woori Bank (South Korea)†(a)	4.75%	4/30/2024		200	200,314
Zenith Bank plc (Nigeria)†(a)	6.25%	4/22/2019		200	201,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Zenith Bank plc (Nigeria)†(a)	7.375%	5/30/2022	$400	$404,932
Total				9,782,554

Building Materials 1.23%

Cementos Pacasmayo SAA (Peru)†(a)	4.50%	2/8/2023	200	199,002
Cemex Finance LLC†	6.00%	4/1/2024	200	206,506
Grupo Cementos de Chihuahua SAB de CV (Mexico)†(a)	5.25%	6/23/2024	200	200,200
Total				605,708

Business Services 1.47%

Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.00%	7/30/2027	200	180,559
Autopistas del Sol SA (Costa Rica)†(a)	7.375%	12/30/2030	193	195,676
DP World Ltd. (United Arab Emirates)†(a)	6.85%	7/2/2037	300	344,799
Total				721,034

Chemicals 4.83%

Braskem Netherlands Finance BV (Netherlands)†(a)	4.50%	1/10/2028	400	381,200
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	3.50%	7/19/2022	200	193,591
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%	7/19/2027	200	188,890
Equate Petrochemical BV (Netherlands)†(a)	3.00%	3/3/2022	200	193,180
GC Treasury Center Co., Ltd. (Thailand)†(a)	4.25%	9/19/2022	200	200,604
Mexichem SAB de CV (Mexico)†(a)	5.50%	1/15/2048	200	184,250
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	214,897
Petkim Petrokimya Holding AS (Turkey)†(a)	5.875%	1/26/2023	250	231,480
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(a)	3.949%	4/24/2023	200	188,973
SASOL Financing USA LLC	5.875%	3/27/2024	200	203,970
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023	200	194,020
Total				2,375,055

Coal 0.90%
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(a)	7.50%	12/11/2022	148	147,132
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(a)	8.00%	12/11/2022	312	296,392
Total				443,524

Computer Hardware 0.42%

HT Global IT Solutions Holdings Ltd. (Mauritius)†(a)	7.00%	7/14/2021	200	206,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.40%

Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	$200	$195,413

Diversified 1.16%

CK Hutchison International 17 Ltd.†	3.50%	4/5/2027	200	190,614
Grupo KUO SAB De CV (Mexico)†(a)	5.75%	7/7/2027	200	192,500
KOC Holding AS (Turkey)†(a)	5.25%	3/15/2023	200	188,412
Total				571,526

Drugs 1.65%

Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	200	193,847
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	250	222,812
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	170	141,708
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	6.00%	4/15/2024	250	254,097
Total				812,464

Electric: Power 10.67%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	3.625%	1/12/2023	200	197,000
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.875%	4/23/2030	200	200,725
Celeo Redes Operacion Chile SA (Chile)†(a)	5.20%	6/22/2047	200	200,246
Cemig Geracao e Transmissao SA (Brazil)†(a)	9.25%	12/5/2024	248	256,370
Colbun SA (Chile)†(a)	3.95%	10/11/2027	200	190,500
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	7.375%	10/21/2020	100	107,498
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(a)	4.45%	8/1/2035	200	190,207
Energuate Trust (Guatemala)†(a)	5.875%	5/3/2027	200	189,900
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	200	200,215
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021	400	390,185
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.35%	8/10/2028	200	199,574
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025	200	192,784
Fenix Power Peru SA (Peru)†(a)	4.317%	9/20/2027	246	235,549
Greenko Investment Co. (India)†(a)	4.875%	8/16/2023	200	181,501
Infraestructura Energetica Nova SAB de CV (Mexico)†(a)	4.875%	1/14/2048	200	173,750
Israel Electric Corp. Ltd. (Israel)†(a)	4.25%	8/14/2028	450	428,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Electric: Power (continued)

Listrindo Capital BV (Netherlands)†(a)	4.95%	9/14/2026		$200	$186,200
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030		200	184,306
Pampa Energia SA (Argentina)†(a)	7.50%	1/24/2027		200	177,920
Perusahaan Listrik Negara PT (Indonesia)†(a)	6.15%	5/21/2048		200	208,072
Saudi Electricity Global Sukuk Co. 3†(a)	5.50%	4/8/2044		400	415,856
State Grid Overseas Investment 2016 Ltd.†	2.25%	5/4/2020		200	195,996
Stoneway Capital Corp.†(a)	10.00%	3/1/2027		193	187,905
Terraform Global Operating LLC†	6.125%	3/1/2026		157	151,113
Total					5,242,110

Energy Equipment & Services 0.63%

Greenko Dutch BV (Netherlands)†(a)	5.25%	7/24/2024		200	185,000
Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(a)	6.875%	2/1/2025		150	123,375
Total					308,375

Engineering & Contracting Services 2.70%

China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023		200	197,354
Delhi International Airport Ltd. (India)†(a)	6.125%	10/31/2026		200	202,250
GMR Hyderabad International Airport Ltd. (India)†(a)	4.25%	10/27/2027		200	175,943
Indika Energy Capital III Pte Ltd. (Singapore)†(a)	5.875%	11/9/2024		400	377,033
Indo Energy Finance II BV (Netherlands)†(a)	6.375%	1/24/2023		200	196,503
Mexico City Airport Trust (Mexico)†(a)	5.50%	7/31/2047		200	179,500
Total					1,328,583

Financial Services 1.95%

China Cinda Finance Ltd.	4.10%	3/9/2024		200	195,156
Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	4.50%(5 Yr Treasury CMT + 7.77%) #	—	(c)	200	192,212
Intercorp Financial Services, Inc. (Peru)†(a)	4.125%	10/19/2027		200	183,350
SURA Asset Management SA (Colombia)†(a)	4.375%	4/11/2027		400	384,500
Total					955,218

Food 1.92%

Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023		185	185,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Food (continued)

BRF GmbH (Austria)†(a)	4.35%	9/29/2026		$200	$171,000
Cencosud SA (Chile)†(a)	4.375%	7/17/2027		200	182,000
Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024		200	205,270
Sigma Finance Netherlands BV (Netherlands)†(a)	4.875%	3/27/2028		200	196,990
Total					940,491

Foreign Government 0.41%

EXIM Sukuk Malaysia Berhad (Malaysia)(a)	2.874%	2/19/2019		200	199,814

Health Care Services 0.35%

Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%	1/17/2028		200	173,500

Household Equipment/Products 0.39%

Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020		200	192,787

Investment Management Companies 1.27%

Grupo de Inversiones Suramericana SA (Colombia)†(a)	5.50%	4/29/2026		200	204,800
Huarong Finance II Co. Ltd. (Hong Kong)(a)	4.625%	6/3/2026		200	190,969
JSC Georgia Capital (Georgia)†(a)	6.125%	3/9/2024		250	230,000
Total					625,769

Machinery: Agricultural 1.20%

Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022		200	203,917
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026		200	187,170
MHP SE (Ukraine)†(a)	7.75%	5/10/2024		200	200,418
Total					591,505

Manufacturing 0.38%

Halcyon Agri Corp. Ltd. (Singapore)(a)	4.50%(2 Yr Treasury CMT + 8.31%) #	—	(c)	200	188,060

Media 0.71%

Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040		132	150,282
Myriad International Holdings BV (Netherlands)†(a)	4.85%	7/6/2027		200	197,460
Total					347,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 4.18%

AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	$150	$149,354
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022	66	65,670
Corp. Nacional del Cobre de Chile (Chile)†(a)	4.50%	8/1/2047	200	195,082
First Quantum Minerals Ltd. (Canada)†(a)	6.875%	3/1/2026	200	182,250
First Quantum Minerals Ltd. (Canada)†(a)	7.00%	2/15/2021	230	227,844
First Quantum Minerals Ltd. (Canada)†(a)	7.50%	4/1/2025	200	190,500
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023	200	206,000
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	4.10%	4/11/2023	200	189,914
Nexa Resources SA (Brazil)†(a)	5.375%	5/4/2027	200	194,000
Press Metal Labuan Ltd. (Malaysia)(a)	4.80%	10/30/2022	200	190,312
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045	240	262,626
Total				2,053,552

Natural Gas 1.58%

China Oil & Gas Group Ltd. (Hong Kong)(a)	5.00%	5/7/2020	200	200,540
Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023	200	200,250
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	161	177,115
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	197,250
Total				775,155

Oil 12.46%

CNOOC Finance 2012 Ltd. (Hong Kong)†(a)	3.875%	5/2/2022	200	199,925
CNOOC Finance 2015 USA LLC	3.50%	5/5/2025	200	192,103
Dolphin Energy Ltd. LLC (United Arab Emirates)†(a)	5.50%	12/15/2021	200	210,580
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025	455	442,487
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	389	386,180
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	400	384,432
Geopark Ltd. (Chile)†(a)	6.50%	9/21/2024	200	201,750
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028	200	206,260
KazMunayGas National Co. JSC (Kazakhstan)†(a)	6.375%	10/24/2048	200	210,516
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026	200	198,119
Medco Platinum Road Pte Ltd. (Singapore)†(a)	6.75%	1/30/2025	250	236,961
Petrobras Global Finance BV (Netherlands)(a)	5.999%	1/27/2028	467	431,741
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	340	323,213
Petroleos del Peru SA (Peru)†(a)	5.625%	6/19/2047	200	199,252
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	100	101,861
PT Saka Energi Indonesia (Indonesia)†(a)	4.45%	5/5/2024	200	187,054

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: (continued)

Reliance Industries Ltd. (India)†(a)	4.125%	1/28/2025	$250	$244,588
Sinopec Group Overseas Development 2015 Ltd.†	4.10%	4/28/2045	200	185,823
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	4.00%	8/15/2026	200	189,895
Tullow Oil plc (United Kingdom)†(a)	7.00%	3/1/2025	400	390,500
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(a)	4.50%	10/18/2024	200	176,590
YPF SA (Argentina)†(a)	6.95%	7/21/2027	738	648,296
YPF SA (Argentina)†(a)	7.00%	12/15/2047	217	173,060
Total				6,121,186

Oil: Crude Producers 1.44%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%	11/2/2047	200	195,491
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	197,750
Peru LNG Srl (Peru)†(a)	5.375%	3/22/2030	200	200,300
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	110	112,947
Total				706,488

Paper & Forest Products 0.42%

Eldorado Intl. Finance GmbH (Austria)†(a)	8.625%	6/16/2021	200	205,375

Real Estate Investment Trusts 4.99%

Agile Group Holdings Ltd. (China)(a)	9.00%	5/21/2020	200	209,569
China Evergrande Group (China)(a)	6.25%	6/28/2021	200	194,235
China Evergrande Group (China)(a)	8.75%	6/28/2025	200	179,799
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	200	197,259
China Overseas Finance Cayman V Ltd.	5.35%	11/15/2042	200	204,103
Country Garden Holdings Co. Ltd. (China)(a)	4.75%	1/17/2023	400	367,221
IRSA Propiedades Comerciales SA (Argentina)†(a)	8.75%	3/23/2023	100	99,500
Kaisa Group Holdings Ltd. (China)(a)	9.375%	6/30/2024	200	154,772
MAF Sukuk Ltd.	4.50%	11/3/2025	200	201,430
Pakuwon Prima Pte Ltd. (Singapore)(a)	5.00%	2/14/2024	200	189,360
Shimao Property Holdings Ltd. (Hong Kong)(a)	8.375%	2/10/2022	250	262,813
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	3.625%	1/13/2026	200	192,967
Total				2,453,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.91%

Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027	$220	$206,565
SACI Falabella (Chile)†(a)	3.75%	10/30/2027	200	186,980
Yum! Brands, Inc.	5.35%	11/1/2043	60	51,900
Total				445,445

Steel 1.91%

ABJA Investment Co. Pte Ltd. (Singapore)(a)	5.95%	7/31/2024	200	201,206
CSN Resources SA (Brazil)(a)	6.50%	7/21/2020	155	150,970
Novolipetsk Steel via Steel Funding DAC (Ireland)†(a)	4.00%	9/21/2024	250	232,212
Samarco Mineracao SA (Brazil)†(a)(d)	4.125%	11/1/2022	200	138,400
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	50	54,920
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/10/2039	137	161,181
Total				938,889

Technology 1.60%

Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	400	393,373
Baidu, Inc. (China)(a)	3.50%	11/28/2022	200	196,467
Tencent Holdings Ltd. (China)†(a)	3.80%	2/11/2025	200	195,905
Total				785,745

Telecommunications 3.63%

Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024	200	196,420
Ooredoo International Finance Ltd.†	3.25%	2/21/2023	400	386,000
Ooredoo International Finance Ltd.†	3.875%	1/31/2028	200	190,786
Oztel Holdings SPC Ltd. (United Arab Emirates)†(a)	6.625%	4/24/2028	200	200,960
SingTel Group Treasury Pte Ltd. (Singapore)(a)	4.50%	9/8/2021	200	205,160
SK Telecom Co. Ltd. (South Korea)†(a)	3.75%	4/16/2023	200	198,273
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022	200	204,878
WTT Investment Ltd. (Hong Kong)†(a)	5.50%	11/21/2022	200	200,267
Total				1,782,744

Transportation: Miscellaneous 0.87%

Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	200	221,376
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024	200	204,830
Total				426,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.38%

Aegea Finance Sarl (Brazil)†(a)	5.75%	10/10/2024	$200	$187,500
Total Corporate Bonds (cost $45,952,538)				44,552,091

FOREIGN GOVERNMENT OBLIGATIONS 2.49%

Argentina 0.51%

Provincia de la Rioja†(a)	9.75%	2/24/2025	300	251,250

Cayman Islands 0.39%

Ivory Coast Bond†(a)	5.375%	7/23/2024	200	192,202

Egypt 0.39%

Arab Republic of Egypt†(a)	7.903%	2/21/2048	200	191,462

Qatar 0.43%

State of Qatar†(a)	5.103%	4/23/2048	200	208,420

South Korea 0.77%

Export-Import Bank of Korea(a)	1.875%	10/21/2021	400	379,751
Total Foreign Government Obligations (cost $1,288,822)				1,223,085
Total Long-Term Investments (cost $47,298,622)				45,811,285

SHORT-TERM INVESTMENT 5.36%

REPURCHASE AGREEMENT 5.36%

Repurchase Agreement dated 9/28/2018, 1.25% due 10/1/2018 with Fixed Income Clearing Corp. collateralized by $2,690,000 of U.S. Treasury Note at 2.750% due 5/31/2023; value: $2,690,777; proceeds: $2,635,117 (cost $2,634,842)			2,635	2,634,842
Total Investments in Securities 98.60% (cost $49,933,464)				48,446,127
Cash and Other Assets in Excess of Liabilities(e) 1.40%				688,239
Net Assets 100.00%				$49,134,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2018

ADR	American Depositary Receipt.
CMT	Constant Maturity Treasury.
PEN	Peruvian nuevo sol.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2018.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Defaulted (non-income producing security).
(e)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at September 30, 2018(1):

Referenced Index	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.EM.29(4)(5)	Credit Suisse	1.00%	6/20/2023	$1,000,000	$966,708	$(50,550)	$17,258

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(k)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $17,258. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers. (See Note 2(k)).

Open Forward Foreign Currency Exchange Contracts at September 30, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Buy	State Street Bank and Trust	12/20/2018	25,000	$29,194	$29,220	$26
euro	Sell	State Street Bank and Trust	12/20/2018	130,000	157,192	151,942	5,250
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$5,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Goldman Sachs	12/20/2018	107,000	$125,370	$125,060	$(310)
euro	Sell	State Street Bank and Trust	12/20/2018	2,000	2,331	2,337	(6)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(316)

Open Futures Contracts at September 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
Ultra Long U.S. Treasury Bond	December 2018	13	Short	$(2,077,844)	$(2,005,657)	$72,187
U.S. 10-Year Treasury Note	December 2018	17	Short	(2,039,705)	(2,019,281)	20,424
U.S. 10-Year Ultra Treasury Bond	December 2018	17	Short	(2,177,695)	(2,142,000)	35,695
Total Unrealized Appreciation on Open Futures Contracts						$128,306

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	December 2018	9	Long	$1,295,453	$1,264,500	$(30,953)
U.S. 2-Year Treasury Note	December 2018	19	Long	4,012,407	4,003,953	(8,454)
U.S. 5-Year Treasury Note	December 2018	33	Long	3,734,989	3,711,727	(23,262)
Total Unrealized Depreciation on Open Futures Contracts						$(62,669)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2018

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stock	$36,109	$—	$—	$36,109
Corporate Bonds	—	44,552,091	—	44,552,091
Foreign Government Obligations	—	1,223,085	—	1,223,085
Short-Term Investments
Repurchase Agreement	—	2,634,842	—	2,634,842
Total	$36,109	$48,410,018	$—	$48,446,127
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$17,258	$—	$17,258
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	5,276	—	5,276
Liabilities	—	(316)	—	(316)
Futures Contracts
Assets	128,306	—	—	128,306
Liabilities	(62,669)	—	—	(62,669)
Total	$65,637	$22,218	$—	$87,855

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bonds
Balance as of January 1, 2018	$252,122
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(252,122)
Balance as of September 30, 2018	$—
Change in unrealized appreciation/depreciation for period ended September 30, 2018, related to Level 3 investments held at September 30, 2018	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 100.66%

ASSET-BACKED SECURITIES 9.52%

Automobiles 2.55%

AmeriCredit Automobile Receivables 2015-4 D	3.72%	12/8/2021		$15	$15,082
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022		50	49,857
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022		50	50,032
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024		16	16,013
Exeter Automobile Receivables Trust 2015-1A D†	5.83%	12/15/2021		100	102,140
Santander Drive Auto Receivables Trust 2018-3 D	4.07%	8/15/2024		21	20,964
Total					254,088

Credit Cards 5.92%

American Express Credit Account Master Trust 2018-1 A	2.67%	10/17/2022		100	99,623
BA Credit Card Trust 2017-A1 A1	1.95%	8/15/2022		25	24,658
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022		100	99,033
Capital One Multi-Asset Execution Trust 2017-A4	1.99%	7/17/2023		54	52,918
Chase Issuance Trust 2016-A5	1.27%	7/15/2021		100	98,880
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022		100	98,415
Discover Card Execution Note Trust 2016-A1	1.64%	7/15/2021		102	101,750
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%	5/15/2026		15	15,006
Total					590,283

Other 1.05%

Ally Master Owner Trust 2018-4 A	3.30%	7/17/2023		89	88,962
Diamond Resorts Owner Trust 2015-1 2015-1 A†	2.73%	7/20/2027		15	15,165
Total					104,127
Total Asset-Backed Securities (cost $948,734)					948,498

CORPORATE BONDS 53.79%

Aerospace 0.67%

Rolls-Royce PLC(a)	6.75%	4/30/2019	GBP	50	67,199

Aerospace/Defense 0.46%

Bombardier, Inc.(Canada)†(b)	7.50%	3/15/2025		$20	20,725
Embraer Netherlands Finance BV (Netherlands)(b)	5.05%	6/15/2025		20	20,150
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025		5	5,158
Total					46,033

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Apparel 0.09%

Under Armour, Inc.	3.25%	6/15/2026		$5	$4,418
Wolverine World Wide, Inc.†	5.00%	9/1/2026		5	4,919
Total					9,337

Automotive 1.63%

Aston Martin Capital Holdings Ltd. (Jersey)†(b)	6.50%	4/15/2022		20	20,538
BMW US Capital LLC Co.(a)	2.00%	11/20/2019	GBP	40	52,476
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023		$5	5,325
General Motors Co.	6.75%	4/1/2046		30	32,535
Hyundai Capital America†	3.45%	3/12/2021		24	23,742
JB Poindexter & Co., Inc.†	7.125%	4/15/2026		5	5,212
Navistar International Corp.†	6.625%	11/1/2025		5	5,225
Tesla, Inc.†	5.30%	8/15/2025		20	16,925
Total					161,978

Banks: Regional 7.81%

CaixaBank SA(a)	3.50%(5 Yr. EuroSwap + 3.35%) #	2/15/2027	EUR	100	122,742
CIT Group, Inc.	6.125%	3/9/2028		$10	10,475
Credit Suisse AG	5.40%	1/14/2020		50	51,331
Freedom Mortgage Corp.†	8.25%	4/15/2025		10	9,750
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		25	30,089
ING Groep NV(a)	1.125%	2/14/2025	EUR	100	113,721
International Finance Corp.(a)	4.25%	8/21/2023	AUD	60	46,479
Lloyds Bank plc (United Kingdom)†(b)	6.50%	9/14/2020		$100	104,829
Macquarie Bank Ltd. (Australia)†(b)	6.625%	4/7/2021		50	53,189
Macquarie Group Ltd.†	3.763%	11/28/2028		50	46,561
Popular, Inc.	6.125%	9/14/2023		16	16,238
Popular, Inc.	7.00%	7/1/2019		20	20,520
Royal Bank of Canada	2.30%	3/22/2021		50	48,917
Santander UK Group Holdings plc (United Kingdom)(b)	3.125%	1/8/2021		50	49,430
Wells Fargo Capital X	5.95%	12/15/2036		50	53,750
Total					778,021

Building & Construction 0.05%

Toll Brothers Finance Corp.	4.875%	3/15/2027		5	4,800

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Building Materials 0.65%

American Woodmark Corp.†	4.875%	3/15/2026		$5	$4,790
BMC East LLC†	5.50%	10/1/2024		5	4,844
Martin Marietta Materials, Inc.	2.838%(3 Mo. LIBOR + .50%) #	12/20/2019		25	25,066
Pisces Midco, Inc.†	8.00%	4/15/2026		5	5,050
Vulcan Materials Co.	2.971%(3 Mo. LIBOR + .65%) #	3/1/2021		25	25,101
Total					64,851

Business Services 1.73%

ACE Cash Express, Inc.†	12.00%	12/15/2022		5	5,338
Ahern Rentals, Inc.†	7.375%	5/15/2023		5	4,950
APX Group, Inc.	7.625%	9/1/2023		10	9,287
Blitz F18-674 GmbH †(a)	6.00%	7/30/2026	EUR	100	117,477
Jurassic Holdings III, Inc.†	6.875%	2/15/2021		$5	4,900
Laureate Education, Inc.†	8.25%	5/1/2025		5	5,367
United Rentals North America, Inc.	5.50%	5/15/2027		20	19,825
Weight Watchers International, Inc.†	8.625%	12/1/2025		5	5,420
Total					172,564

Cable & Satellite Television 0.50%

Altice France SA (France)†(b)	7.375%	5/1/2026		25	25,120
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027		25	24,844
Total					49,964

Chemicals 0.73%

Ashland LLC	6.875%	5/15/2043		10	10,300
CF Industries, Inc.	5.15%	3/15/2034		12	11,490
CVR Partners LP/CVR Nitrogen Finance Corp.†	9.25%	6/15/2023		5	5,339
Ingevity Corp.†	4.50%	2/1/2026		5	4,780
OCI NV (Netherlands)†(b)	6.625%	4/15/2023		20	20,775
Olin Corp.	5.125%	9/15/2027		5	4,837
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		5	5,119
Rayonier AM Products, Inc.†	5.50%	6/1/2024		5	4,839
Versum Materials, Inc.†	5.50%	9/30/2024		5	5,125
Total					72,604

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Coal 0.11%

CONSOL Energy, Inc.†	11.00%	11/15/2025		$5	$5,675
Warrior Met Coal, Inc.†	8.00%	11/1/2024		5	5,138
Total					10,813

Computer Hardware 0.37%

Dell International LLC/EMC Corp.†	8.35%	7/15/2046		30	37,363

Computer Software 1.37%

Fair Isaac Corp.†	5.25%	5/15/2026		5	5,062
MSCI, Inc.†	5.375%	5/15/2027		10	10,225
Ubisoft Entertainment SA(a)	1.289%	1/30/2023	EUR	100	116,147
Western Digital Corp.	4.75%	2/15/2026		$5	4,845
Total					136,279

Construction/Homebuilding 0.29%

Century Communities, Inc.	5.875%	7/15/2025		5	4,664
PulteGroup, Inc.	5.50%	3/1/2026		5	4,994
TRI Pointe Group, Inc.	5.25%	6/1/2027		10	8,937
William Lyon Homes, Inc.	6.00%	9/1/2023		5	4,850
Williams Scotsman International, Inc.†	7.875%	12/15/2022		5	5,163
Total					28,608

Containers 0.10%

Flex Acquisition Co., Inc.†	7.875%	7/15/2026		5	4,950
W/S Packaging Holdings, Inc.†	9.00%	4/15/2023		5	5,181
Total					10,131

Drugs 1.42%

Bausch Health Cos, Inc.(a)	4.50%	5/15/2023	EUR	100	114,978
Bausch Health Cos., Inc.†	5.875%	5/15/2023		$25	24,363
Elanco Animal Health, Inc.†	4.90%	8/28/2028		2	2,033
Total					141,374

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electric: Power 4.79%

AES Corp. (The)	5.125%	9/1/2027		$5	$5,062
Engie SA(a)	1.375%	2/28/2029	EUR	100	114,854
ESB Finance DAC(a)	6.50%	3/5/2020	GBP	50	69,697
Iberdrola International BV(a)	2.50%	10/24/2022	EUR	100	125,930
NextEra Energy Operating Partners LP†	4.50%	9/15/2027		$5	4,806
NRG Energy, Inc.†	5.75%	1/15/2028		10	10,125
Origin Energy Finance Ltd. (Australia)†(b)	5.45%	10/14/2021		33	34,196
Pacific Gas & Electric Co.	6.05%	3/1/2034		20	22,571
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(b)	5.375%	5/1/2021		25	25,911
Southern Power Co.†	2.888%(3 Mo. LIBOR + .55%) #	12/20/2020		51	51,013
Terraform Global Operating LLC†	6.125%	3/1/2026		5	4,812
Vistra Operations Co. LLC†	5.50%	9/1/2026		8	8,100
Total					477,077

Electric: Utilities 0.30%

Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%	8/1/2028		30	29,880

Electrical Equipment 0.10%

Entegris, Inc.†	4.625%	2/10/2026		5	4,781
Sensata Technologies BV†	5.625%	11/1/2024		5	5,181
Total					9,962

Electrical: Household 0.05%

Energizer Gamma Acquisition, Inc.†	6.375%	7/15/2026		5	5,181

Electronics 0.51%

Trimble, Inc.	4.90%	6/15/2028		50	50,354

Engineering & Contracting Services 0.05%

Brand Industrial Services, Inc.†	8.50%	7/15/2025		5	5,158

Entertainment 1.98%

Boyne USA, Inc.†	7.25%	5/1/2025		5	5,312
Buena Vista Gaming Authority†	13.00%	4/1/2023		5	5,150
Churchill Downs, Inc.†	4.75%	1/15/2028		5	4,700

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Entertainment (continued)

CPUK Finance Ltd.(a)	3.588%	2/28/2042	GBP	100	$135,993
Eldorado Resorts, Inc.	6.00%	4/1/2025		$5	5,081
Enterprise Development Authority (The)†	12.00%	7/15/2024		5	4,837
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		5	5,172
Jacobs Entertainment, Inc.†	7.875%	2/1/2024		5	5,320
Penn National Gaming, Inc.†	5.625%	1/15/2027		5	4,836
Stars Group Holdings BV (Netherlands)†(b)	7.00%	7/15/2026		20	20,684
Total					197,085

Environmental Services 1.18%

Paprec Holding SA(a)	4.00%	3/31/2025	EUR	100	117,170

Financial Services 1.60%

Ally Financial, Inc.	8.00%	11/1/2031		$10	12,162
BrightSphere Investment Group plc (United Kingdom)(b)	4.80%	7/27/2026		50	48,628
Curo Group Holdings Corp.†	8.25%	9/1/2025		12	11,580
Enova International, Inc.†	8.50%	9/1/2024		10	10,075
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025		5	4,713
Nationstar Mortgage Holdings, Inc.†	9.125%	7/15/2026		5	5,250
Navient Corp.	6.75%	6/25/2025		15	15,131
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		50	46,817
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.†	6.75%	6/1/2025		5	4,875
Total					159,231

Food 1.59%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024		10	9,662
Fresh Market, Inc. (The)†	9.75%	5/1/2023		7	5,250
Ingles Markets, Inc.	5.75%	6/15/2023		5	5,088
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		5	4,975
Kerry Group Financial Service Unitd Co.(a)	2.375%	9/10/2025	EUR	100	124,416
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.†	8.50%	6/1/2026		$5	4,888
Simmons Foods, Inc.†	5.75%	11/1/2024		5	3,856
Total					158,135

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Health Care Services 1.41%

AHP Health Partners, Inc.†	9.75%	7/15/2026		$5	$5,237
Air Medical Group Holdings, Inc.†	6.375%	5/15/2023		5	4,513
Centene Corp.†	5.375%	6/1/2026		15	15,412
Charles River Laboratories International, Inc.†	5.50%	4/1/2026		5	5,087
CHS/Community Health Systems, Inc.	8.00%	11/15/2019		10	9,750
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026		5	4,788
HCA, Inc.	5.50%	6/15/2047		25	25,406
Hill-Rom Holdings, Inc.†	5.00%	2/15/2025		5	4,914
Molina Healthcare, Inc.†	4.875%	6/15/2025		10	9,875
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022		10	10,370
Surgery Center Holdings, Inc.†	6.75%	7/1/2025		5	4,813
Tenet Healthcare Corp.	7.00%	8/1/2025		20	19,840
WellCare Health Plans, Inc.	5.25%	4/1/2025		15	15,281
West Street Merger Sub, Inc.†	6.375%	9/1/2025		5	4,763
Total					140,049

Household Equipment/Products 0.05%

Central Garden & Pet Co.	5.125%	2/1/2028		5	4,763

Insurance 0.76%

Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025		5	4,673
CNO Financial Group, Inc.	5.25%	5/30/2025		5	5,137
Genworth Holdings, Inc.	4.90%	8/15/2023		10	8,700
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		50	53,300
York Risk Services Holding Corp.†	8.50%	10/1/2022		5	4,413
Total					76,223

Leisure 1.23%

24 Hour Fitness Worldwide, Inc.†	8.00%	6/1/2022		5	5,039
Piaggio & C SpA(a)	3.625%	4/30/2025	EUR	100	117,701
Total					122,740

Lodging 0.05%

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025		$5	4,844

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Agricultural 0.05%

Alliance One International, Inc.	9.875%	7/15/2021		$5	$4,881

Machinery: Industrial/Specialty 0.15%

Cloud Crane LLC†	10.125%	8/1/2024		5	5,488
RBS Global, Inc./Rexnord LLC†	4.875%	12/15/2025		10	9,575
Total					15,063

Machinery: Oil Well Equipment & Services 0.05%

BWX Technologies, Inc.†	5.375%	7/15/2026		5	5,031

Manufacturing 0.17%

General Electric Co.	6.15%	8/7/2037		15	17,191

Media 1.62%

AMC Networks, Inc.	4.75%	8/1/2025		5	4,810
Cox Communications, Inc.†	8.375%	3/1/2039		35	45,572
EW Scripps Co. (The)†	5.125%	5/15/2025		5	4,819
NBCUniversal Enterprise, Inc.†	5.25%	—	(c)	100	101,649
Sirius XM Radio, Inc.†	5.375%	7/15/2026		5	4,975
Total					161,825

Metals & Minerals: Miscellaneous 0.80%

Barminco Finance Pty Ltd. (Australia)†(b)	6.625%	5/15/2022		5	4,975
Freeport-McMoRan, Inc.	3.875%	3/15/2023		15	14,549
Glencore Finance Canada Ltd. (Canada)†(b)	5.55%	10/25/2042		30	29,695
Goldcorp, Inc. (Canada)(b)	3.70%	3/15/2023		25	24,668
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		5	5,469
Total					79,356

Oil 5.58%

California Resources Corp.†	8.00%	12/15/2022		22	21,037
Canadian Oil Sands Ltd. (Canada)†(b)	4.50%	4/1/2022		50	50,425
Centennial Resource Production LLC†	5.375%	1/15/2026		5	4,988

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Oil (continued)

Chaparral Energy, Inc.†	8.75%	7/15/2023			$5	$5,000
Continental Resources, Inc.	5.00%	9/15/2022			50	50,779
Denbury Resources, Inc.	5.50%	5/1/2022			5	4,625
Eclipse Resources Corp.	8.875%	7/15/2023			5	5,113
Ecopetrol SA (Colombia)(b)	5.875%	5/28/2045			30	29,782
ENI SPA(a)	0.625%	9/19/2024		EUR	100	112,768
Eni USA, Inc.	7.30%	11/15/2027			$40	47,364
Ensco plc (United Kingdom)(b)	5.20%	3/15/2025			10	8,738
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024			5	5,063
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025			5	5,044
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024			11	10,065
Murphy Oil USA, Inc.	5.625%	5/1/2027			5	4,981
Noble Holding International Ltd.†	7.875%	2/1/2026			10	10,412
Petrobras Global Finance BV (Netherlands)(b)	4.375%	5/20/2023			30	28,569
Petroleos Mexicanos	5.35%	2/12/2028			30	28,350
Precision Drilling Corp. (Canada)(b)	5.25%	11/15/2024			5	4,800
Rowan Cos., Inc.	4.75%	1/15/2024			10	8,975
Sanchez Energy Corp.†	7.25%	2/15/2023			5	4,944
SM Energy Co.	6.75%	9/15/2026			5	5,219
Southwestern Energy Co.	7.75%	10/1/2027			5	5,300
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022			10	9,375
Transocean, Inc.†	7.50%	1/15/2026			10	10,350
Trinidad Drilling Ltd. (Canada)†(b)	6.625%	2/15/2025			5	4,975
Valero Energy Corp.	10.50%	3/15/2039			25	39,068
YPF SA (Argentina)†(b)	8.75%	4/4/2024			30	29,962
Total						556,071

Oil: Crude Producers 0.58%

Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027			10	10,063
NGPL PipeCo LLC†	4.875%	8/15/2027			5	4,994
Plains All American Pipeline LP	6.125%(3 Mo. LIBOR + 4.11%) #	—	(c)		5	4,881
Rockies Express Pipeline LLC†	6.875%	4/15/2040			5	5,725
Sabine Pass Liquefaction LLC	5.875%	6/30/2026			30	32,435
Total						58,098

Oil: Integrated Domestic 0.55%

Apergy Corp.†	6.375%	5/1/2026			5	5,156
Bristow Group, Inc.†	8.75%	3/1/2023			5	4,900
Calfrac Holdings LP†	8.50%	6/15/2026			5	4,688

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Oil: Integrated Domestic (continued)

Exterran Energy Solutions LP/EES Finance Corp.	8.125%	5/1/2025		$5	$5,237
National Oilwell Varco, Inc.	3.95%	12/1/2042		35	30,540
Pioneer Energy Services Corp.	6.125%	3/15/2022		5	4,400
Total					54,921

Paper & Forest Products 0.24%

Fibria Overseas Finance Ltd.	5.25%	5/12/2024		19	19,309
Mercer International, Inc.	5.50%	1/15/2026		5	4,912
Total					24,221

Real Estate Investment Trusts 3.92%

Country Garden Holdings Co. Ltd. (China)(b)	7.50%	3/9/2020		200	204,007
ESH Hospitality, Inc.†	5.25%	5/1/2025		5	4,862
GEO Group, Inc. (The)	6.00%	4/15/2026		10	9,625
Goodman Australia Finance Pty Ltd.(a)	1.375%	9/27/2025	EUR	100	112,022
Hunt Cos., Inc.†	6.25%	2/15/2026		$5	4,675
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023		10	9,600
VEREIT Operating Partnership LP	4.875%	6/1/2026		40	40,408
WeWork Cos., Inc.†	7.875%	5/1/2025		5	4,887
Total					390,086

Retail 0.50%
Alimentation Couche-Tard, Inc. (Canada)†(b)	2.834%(3 Mo. LIBOR + .50%) #	12/13/2019		10	10,003
CEC Entertainment, Inc.	8.00%	2/15/2022		5	4,550
Conn’s, Inc.	7.25%	7/15/2022		10	9,975
Guitar Center Escrow Issuer, Inc.†	9.50%	10/15/2021		5	4,943
IRB Holding Corp.†	6.75%	2/15/2026		5	4,912
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		11	10,601
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020		5	4,838
Total					49,822

Steel 0.45%

Allegheny Technologies, Inc.	7.875%	8/15/2023		5	5,369
Baffinland Iron Mines Corp. (Canada)†(b)	8.75%	7/15/2026		5	5,037
Cleveland-Cliffs, Inc.	5.75%	3/1/2025		10	9,762
Commercial Metals Co.	5.375%	7/15/2027		5	4,713
Vale Overseas Ltd. (Brazil)(b)	6.25%	8/10/2026		18	19,771
Total					44,652

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Technology 1.52%

eDreams ODIGEO SA†(a)	5.50%	9/1/2023	EUR	100	$116,833
Match Group, Inc.†	5.00%	12/15/2027		$5	5,001
Netflix, Inc.	5.875%	2/15/2025		29	30,051
Total					151,885

Telecommunications 2.91%

British Telecommunications PLC(a)	8.625%	3/26/2020	GBP	30	43,188
CenturyLink, Inc.	7.50%	4/1/2024		$10	10,713
Deutsche Telekom International Finance(a)	1.375%	12/1/2025	EUR	100	117,514
DKT Finance ApS (Denmark)†(b)	9.375%	6/17/2023		$20	21,125
Intelsat Jackson Holdings SA (Luxembourg)(b)	5.50%	8/1/2023		35	32,358
T-Mobile USA, Inc.	6.50%	1/15/2026		20	21,004
Telecom Italia Capital SA (Luxembourg)(b)	6.375%	11/15/2033		5	4,925
Telstra Corp. Ltd.(a)	7.75%	7/15/2020	AUD	50	39,289
Total					290,116

Toys 0.10%

Mattel, Inc.†	6.75%	12/31/2025		$10	9,825

Transportation: Miscellaneous 0.97%

Canadian Pacific Railway Co.	9.45%	8/1/2021		75	86,586
XPO CNW, Inc.	6.70%	5/1/2034		10	10,225
Total					96,811
Total Corporate Bonds (cost $5,372,041)					5,359,626

FOREIGN BONDS(a) 14.44%

Belgium 0.78%

Kingdom of Belgium Government Bond†	0.20%	10/22/2023	EUR	32	37,316
Kingdom of Belgium Government Bond†	0.80%	6/22/2028	EUR	22	25,468
Kingdom of Belgium Government Bond†	1.60%	6/22/2047	EUR	4	4,525
Kingdom of Belgium Government Bond†	1.90%	6/22/2038	EUR	8	9,988
Total					77,297

Canada 1.50%

Canadian Government Bond	2.00%	11/1/2020	CAD	130	100,193

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Canada (continued)

Province of Ontario Canada	2.90%	6/2/2028	CAD	65	$49,573
Total					149,766

Colombia 0.46%

Colombian TES	7.50%	8/26/2026	COP	128,700	45,755

France 2.51%

France Government Bond	0.75%	11/25/2028	EUR	86	99,304
French Republic Government Bond OAT	Zero Coupon	3/25/2023	EUR	74	85,979
French Republic Government Bond OAT†	1.25%	5/25/2036	EUR	39	44,963
French Republic Government Bond OAT†	2.00%	5/25/2048	EUR	16	20,060
Total					250,306

Germany 2.94%

Bundesobligation	Zero Coupon	4/14/2023	EUR	112	131,015
Bundesrepublik Deutschland Bundesanleihe	0.50%	2/15/2028	EUR	69	80,722
Bundesrepublik Deutschland Bundesanleihe	1.25%	8/15/2048	EUR	52	63,013
Bundesrepublik Deutschland Bundesanleihe	4.00%	1/4/2037	EUR	10	17,857
Total					292,607

Italy 1.24%

Italy Buoni Poliennali Del Tesoro	0.90%	8/1/2022	EUR	111	123,293

Mexico 0.49%

Mexican Bonos	5.00%	12/11/2019	MXN	950	49,134

Peru 0.10%

Peruvian International Bond†	6.35%	8/12/2028	PEN	30	9,568

Russia 0.36%

Russian Federal Bond - OFZ	7.00%	8/16/2023	RUB	2,466	36,162

Spain 0.87%

Spain Government Bond	0.35%	7/30/2023	EUR	75	86,355

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
United Kingdom 3.19%

Mclaren Finance plc	5.00%		8/1/2022		GBP	100	$126,922
United Kingdom Gilt	0.75%		7/22/2023		GBP	32	40,900
United Kingdom Gilt	1.50%		7/22/2047		GBP	36	42,624
United Kingdom Gilt	1.75%		9/7/2037		GBP	26	33,156
United Kingdom Gilt	2.00%		7/22/2020		GBP	22	29,282
United Kingdom Gilt	4.25%		12/7/2027		GBP	28	45,300
Total							318,184
Total Foreign Bonds (cost $1,456,706)							1,438,427

FOREIGN GOVERNMENT OBLIGATIONS 1.98%

Argentina 1.52%

Republic of Argentina	5.625%		1/26/2022			$167	151,260

Indonesia 0.46%

Indonesia Treasury Bond(a)	8.375%		3/15/2024		IDR	682,000	46,202
Total Foreign Government Obligations (cost $196,532)							197,462

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 10.79%

Government Agency

Federal National Mortgage Assoc.	4.00%		—	(c)		$400	403,927
Federal National Mortgage Assoc.	4.50%		—	(c)		650	670,643
Total							1,074,570
Total Government Sponsored Enterprises Pass-Throughs (cost $1,079,597)							1,074,570

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.43%

Caesars Palace Las Vegas Trust 2017-VICI D†	4.499	%#(d)	10/15/2034			26	26,057
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049			45	36,383
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(d)	4/15/2049			30	24,515
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.80	%#(d)	10/10/2048			25	25,263
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.588	%#(d)	7/10/2050			25	23,990
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.588	%#(d)	7/10/2050			35	30,913
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.158%(1 Mo. LIBOR + 1.00%)	#	6/15/2032			50	50,157

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.158%(1 Mo. LIBOR + 3.35%) #	6/15/2035	$25	$25,341
Total Non-Agency Commercial Mortgage-Backed Securities (cost $239,741)				242,619

U.S. TREASURY OBLIGATIONS 7.71%

Government

U.S. Treasury Note	2.875%	5/15/2028	279	274,869
U.S. Treasury Note	2.875%	9/30/2023	211	210,308
U.S. Treasury Note	6.25%	8/15/2023	13	14,952
U.S. Treasury Bond	3.00%	2/15/2048	279	268,439
Total				768,568
Total U.S. Treasury Obligations (cost $776,936)				768,568
Total Long-Term Investments (cost $10,070,287)				10,029,770

SHORT-TERM INVESTMENTS 11.04%

COMMERCIAL PAPER 5.02%

Aerospace/Defense 2.51%

Lockheed Martin Corp.	2.383%	10/1/2018	250	249,951

Food 2.51%

McCormick & Co., Inc.	2.394%	10/4/2018	250	249,951
Total Commercial Paper (cost $499,951)				499,902

CORPORATE BOND 0.24%

Metals & Minerals: Miscellaneous
Glencore Funding LLC	3.699%(3 Mo. LIBOR + 1.36%) #	1/15/2019	24	24,048

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2018

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT

Repurchase Agreement dated 9/28/2018, 1.25% due 10/1/2018 with Fixed Income Clearing Corp. collateralized by $ 590,000, U.S. Treasury Note at 2.75% due 5/31/2023 value: $ 590,171; proceeds: $575,552 (cost: $575,492)	$575	$575,492
Total Short-Term Investment (cost $1,099,491)		1,099,442
Total Investments in Securities 111.70% (cost $11,169,778)		11,129,212
Liabilities in Excess of Cash, Foreign Cash and Other Assets(e) (11.70%)		(1,166,141)
Net Assets 100.00%		$9,963,071

AUD	Australian dollar.
CAD	Canadian dollar.
COP	Colombian peso.
EUR	euro.
GBP	British pound.
IDR	Indonesian rupiah.
MXN	Mexican peso.
PEN	Peruvian nuevo sol.
RUB	Russian ruble.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2018.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(e)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2018

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at  September 30, 2018(1):

Referenced Index	Central Clearing Party	Fund Receives	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.EM.29(4)(5)	Credit Suisse	1.00%	6/20/2023	$1,153,000	$1,114,614	$(33,382)	$(5,004)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(k)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $5,004.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of Emerging Markets sovereign Issuers. (See Note 2(k)).

Open Forward Foreign Currency Exchange Contracts at September 30, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Morgan Stanley	11/1/2018	281,000	$216,501	$217,700	$1,199
Indonesian rupiah	Buy	Morgan Stanley	10/9/2018	760,000,000	49,649	50,986	1,337
South Korean won	Buy	Morgan Stanley	11/1/2018	76,918,000	68,875	69,354	479
British pound	Sell	Morgan Stanley	11/1/2018	162,000	211,739	211,431	307
euro	Sell	Morgan Stanley	11/1/2018	188,000	219,529	218,789	740
Indonesian rupiah	Sell	Goldman Sachs	10/9/2018	760,000,000	51,234	50,986	248
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,310

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Bank of America	11/1/2018	57,000	$66,566	$66,335	$(231)
euro	Buy	Morgan Stanley	11/1/2018	43,000	50,449	50,042	(407)
euro	Buy	Toronto Dominion Bank	11/1/2018	37,000	43,547	43,059	(488)
Indian rupee	Buy	Morgan Stanley	10/19/2018	3,613,000	50,024	49,678	(346)
Japanese yen	Buy	Morgan Stanley	11/1/2018	80,500,000	724,531	710,037	(14,494)
Japanese yen	Buy	Morgan Stanley	11/1/2018	85,000,000	770,835	749,729	(21,106)
Canadian dollar	Sell	Morgan Stanley	11/1/2018	190,000	145,889	147,199	(1,310)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(38,382)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2018

Open Futures Contracts at September 30, 2018:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
Euro-Bobl	December 2018	3	Short	EUR	(394,615)	EUR	(392,100)	$2,919
U.S. 2-Year Treasury Note	December 2018	3	Short		$(634,026)		$(632,203)	1,823
U.S. 10-Year Ultra Treasury Bond	December 2018	2	Short		(255,059)		(252,000)	3,059
Total Unrealized Appreciation on Open Futures Contracts								$7,801

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2018	4	Long		$449,921		$449,906	$(15)
U.S. Long Bond	December 2018	1	Short		(139,936)		(140,500)	(564)
Total Unrealized Depreciation on Open Futures Contracts								$(579)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$948,498	$—	$948,498
Corporate Bonds	—	5,359,626	—	5,359,626
Foreign Bonds	—	1,438,427	—	1,438,427
Foreign Government Obligations	—	197,462	—	197,462
Government Sponsored Enterprises Pass-Throughs	—	1,074,570	—	1,074,570
Non-Agency Commercial Mortgage-Backed Securities	—	242,619	—	242,619
U.S. Treasury Obligations	—	768,568	—	768,568
Short-Term Investments
Commercial Paper	—	499,902	—	499,902
Corporate Bond	—	24,048	—	24,048
Repurchase Agreement	—	575,492	—	575,492
Total	$—	$11,129,212	$—	$11,129,212
Other Financial Instruments
Centrally Cleared Credit Default Swap Contract
Assets	$—	$—	$—	$—
Liabilities	—	(5,004)	—	(5,004)
Forward Foreign Currency Exchange Contracts
Assets	—	4,310	—	4,310
Liabilities	—	(38,382)	—	(38,382)
Futures Contracts
Assets	7,801	—	—	7,801
Liabilities	(579)	—	—	(579)
Total	$7,222	$(39,076)	$—	$(31,854)

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2018.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND September 30, 2018

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.68%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.68%

Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	688,996	$14,813
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	904,691	20,211
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	707,749	10,107
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(d)	3,169,926	15,754
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	578,559	20,365
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I(f)	481,102	12,509
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	3,226,739	24,233
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(h)	717,818	8,492
Lord Abbett Securities Trust-International Equity Fund-Class I(i)	2,274,807	30,914
Lord Abbett Securities Trust-International Value Fund-Class I(j)	4,229,219	30,958
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(k)	177,550	5,451
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(l)	611,420	6,120
Total Investments in Underlying Funds (cost $196,035,828)		199,927

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.13%

Repurchase Agreement

Repurchase Agreement dated 9/28/2018, 1.25% due 10/1/2018 with Fixed Income Clearing Corp. collateralized by $290,000 of U.S. Treasury Note at 1.250% due 7/31/2023; value: $268,365; proceeds: $259,616 (cost $259,589)	$260	260
Total Investments in Securities 99.81% (cost $196,295,417)		200,187
Other Assets in Excess of Liabilities(m) 0.19%		373
Net Assets 100.00%		$200,560

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(i)	Fund investment objective is to seek long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND September 30, 2018

(j)	Fund investment objective is to seek long-term growth of capital by investing primarily in the stocks of international companies that the Fund believes are undervalued.
(k)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(l)	Fund investment objective is to seek current income consistent with preservation of capital.
(m)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at September 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	December 2018	37	Long	$5,386,075	$5,400,150	$14,075
MSCI EMGMKT	December 2018	114	Long	5,817,182	5,983,290	166,108
U.S. 10-Year Treasury Note	December 2018	82	Short	(9,838,576)	(9,740,063)	98,513
Ultra Long U.S. Treasury Bond	December 2018	15	Short	(2,397,512)	(2,314,219)	83,293
Total Unrealized Appreciation on Open Futures Contracts						$361,989

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini NASDAQ 100	December 2018	20	Short	$(3,029,278)	$(3,062,100)	$(32,822)
MSCI EAFE, e-mini	December 2018	21	Short	(2,041,786)	(2,074,275)	(32,489)
Total Unrealized Depreciation on Open Futures Contracts						$(65,311)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Investments in Underlying Funds	$199,927	$—	$—	$199,927
Short-Term Investments
Repurchase Agreement	—	260	—	260
Total	$199,927	$260	$—	$200,187
Other Financial Instruments
Futures Contracts
Assets	$362	$—	$—	$362
Liabilities	(65)	—	—	(65)
Total	$297	$—	$—	$297

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2018.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Bond Fund (“Emerging Markets Bond Fund”) (formerly “Emerging Markets Currency Fund”), Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Lord Abbett Global Bond (“Global Bond Fund”) and Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”). Emerging Markets Corporate Debt Fund, Global Bond Fund, and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Bond Fund is non-diversified as defined in the Act.

Emerging Markets Bond Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Global Bond Fund, and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

Notes to Schedule of Investments (unaudited)(continued)

(c)	Foreign Transactions-The books and records of Emerging Markets Bond, Fund Global Bond Fund, and Emerging Markets Corporate Debt Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Emerging Markets Bond Fund and Emerging Markets Corporate Debt Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Mortgage Dollar Rolls-Emerging Markets Bond Fund and Emerging Markets Corporate Debt Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(i)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(j)	Interest Rate Swaps-Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted.

(k)	Credit Default Swaps-Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For centrally cleared swaps there was minimal counterparty credit risk to the Fund, since the credit default swap entered into was traded through a central clearinghouse, which guarantees against default.

(l)	Total Return Swaps-Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Notes to Schedule of Investments (unaudited)(continued)

(m)	Floating Rate Loans-Emerging Markets Bond Fund and Emerging Markets Corporate Debt Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which a Fund invests may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of a Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2018, the Funds had no unfunded loan commitments.

(n)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3.	FEDERAL TAX INFORMATION

As of September 30, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Tax cost	$182,409,845	$50,109,722
Gross unrealized gain	1,006,623	485,169
Gross unrealized loss	(14,488,276)	(2,060,909)
Net unrealized loss on investments	$(13,481,653)	$(1,575,740)

	Global Bond Fund	Multi-Asset Global Opportunity Fund
Tax cost	$11,169,778	$202,753,740
Gross unrealized gain	39,328	1,242,945
Gross unrealized loss	(111,747)	(3,512,896)
Net unrealized loss on investments	$(72,419)	$(2,269,951)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain distributions, swaps, foreign currency contracts, futures and wash sales.

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Emerging Markets Bond Fund, Global Bond Fund and Emerging Markets Corporate Debt Fund entered into forward foreign currency exchange contracts for the period ended September 30, 2018 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Global Opportunity Fund entered into E-Mini S&P 500 Index futures contracts for the period ended September 30, 2018 (as described in note 2(e)) for investment purposes. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Each fund entered into U.S. Treasury futures contracts for the period ended September 30, 2018 (as described in note 2(e)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets Bond Fund, Global Bond Fund and Multi-Asset Global Opportunity Fund entered into credit default swaps on indexes for the period ended September 30, 2018 (as described in note 2(k)) to hedge credit risk. Credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Emerging Markets Currency Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to the Multi-Asset Global Opportunity Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of September 30, 2018, each Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds’ use of derivative instruments:

	Emerging Markets Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps	$—	$—		$91,935
Forward Foreign Currency Exchange Contracts	$—	$46,630		$—
Futures Contracts	$411,141	$—		$—
Liability Derivatives
Centrally Cleared Credit Default Swaps	$—	$—		$17,910
Forward Foreign Currency Exchange Contracts	$—	$3,138		$—
Futures Contracts	$298,304	$—		$—

	Emerging Markets Corporate Debt Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps	$—	$—		$17,258
Forward Foreign Currency Exchange Contracts	$—	$5,276	$
Futures Contracts	$128,306	$—	$
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$—	$316	$
Futures Contracts	$62,669	$—	$

	Global Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts		Credit Contracts
Forward Foreign Currency Exchange Contracts	$—	$4,310		$—
Futures Contracts	$7,801	$—		$—
Liability Derivatives
Centrally Cleared Credit Default Swaps	$—	$—		$5,004
Forward Foreign Currency Exchange Contracts	$—	$38,382		$—
Futures Contracts	$579	$—		$—

Notes to Schedule of Investments (unaudited)(continued)

	Multi-Asset Global Opportunity Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts
Futures Contracts	$14,075	$347,914
Liability Derivatives
Futures Contracts	$65,311	$—

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the period ended September 30, 2018:

Multi-Asset Global Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 12/31/2017	Gross Additions	Gross Sales	Balance of Shares Held at 9/30/2018	Fair Value at 9/30/2018	Net Realized Gain 1/1/2018 to 9/30/2018	Dividend Income 1/1/2018 to 9/30/2018	Change in Appreciation (Depreciation) 1/1/2018 to 9/30/2018
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	875,537	28,066	(214,606)	688,997	$14,813,421	$(63,236)	$—	$500,330
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	1,400,722	55,288	(551,320)	904,690	20,210,790	162,502	—	532,163
Lord Abbett Investment Trust-Convertible Fund-Class I	1,382,223	65,756	(740,230)	707,749	10,106,652	1,025,128	130,622	22,314
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3,604,827	320,478	(755,379)	3,169,926	15,754,530	(237,926)	799,789	(1,231,467)
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	1,029,063	36,486	(486,990)	578,559	20,365,273	1,828,427	—	3,949,579
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	—	581,563	(100,462)	481,101	12,508,639	3,275	—	1,010,448
Lord Abbett Investment Trust-High Yield Fund-Class I	3,966,002	560,882	(1,300,145)	3,226,739	24,232,807	321,739	1,212,626	(1,286,012)

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Global Opportunity Fund (continued)

Affiliated Issuer	Balance of Shares Held at 12/31/2017	Gross Additions	Gross Sales	Balance of Shares Held at 9/30/2018	Fair Value at 9/30/2018	Net Realized Gain 1/1/2018 to 9/30/2018	Dividend Income 1/1/2018 to 9/30/2018	Change in Appreciation (Depreciation) 1/1/2018 to 9/30/2018
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	405,118	403,905	(91,205)	717,818	$8,491,792	$(25,740)	$185,028	$(17,927)
Lord Abbett Securities Trust-International Value Fund-Class I	7,268,111	504,614	(3,543,506)	4,229,219	30,957,884	(413,826)	963,538	(1,140,537)
Lord Abbett Securities Trust-International Equity Fund-Class I	1,450,907	1,329,351	(505,451)	2,274,807	30,914,632	911,753	—	(4,011,413)
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	410,201	9,386	(242,037)	177,550	5,450,786	853,719	531	(595,025)
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	1,185,872	1,156,766	(2,342,638)	—	—	(43,761)	56,994	(304)
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	—	611,420	—	611,420	6,120,316	—	22,706	2,060
Total					$199,927,522	$4,322,054	$3,371,834	$(2,265,791)

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of September 30, 2018, the Multi-Asset Global Opportunity Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments in Underlying Funds
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	2.73%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	3.06%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	4.25%
Lord Abbett Investment Trust-Convertible Fund-Class I	5.05%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	6.26%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	7.41%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	7.88%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	10.11%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	10.19%
Lord Abbett Investment Trust-High Yield Fund-Class I	12.12%
Lord Abbett Securities Trust-International Equity Fund-Class I	15.46%
Lord Abbett Securities Trust-International Value Fund-Class I	15.48%

The Ten Largest Holdings and the Holdings by Sector, as of September 30, 2018, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.88%
Chevron Corp.	2.98%
Pfizer, Inc.	2.89%
Bank of America Corp.	2.76%
Cisco Systems, Inc.	2.12%
Johnson & Johnson	1.98%
Intel Corp.	1.92%
AT&T, Inc.	1.88%
ConocoPhillips	1.55%
Verizon Communications, Inc.	1.48%

Holdings by Sector*	% of Investments
Communication Services	4.23%
Consumer Discretionary	6.96%
Consumer Staples	6.89%
Energy	10.52%
Financials	23.33%
Health Care	14.69%
Industrials	8.35%
Information Technology	10.51%
Materials	4.41%
Real Estate	4.47%
Utilities	5.12%
Repurchase Agreement	0.52%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Public Service Enterprise Group, Inc.	1.53%
KeyCorp	1.39%
PPL Corp.	1.31%
UDR, Inc.	1.26%
Marathon Oil Corp.	1.24%
M&T Bank Corp.	1.24%
Comerica, Inc.	1.24%
Leidos Holdings, Inc.	1.20%
Sempra Energy	1.18%
AES Corp.	1.17%

Holdings by Sector*	% of Investments
Communication Services	1.48%
Consumer Discretionary	9.77%
Consumer Staples	4.87%
Energy	7.99%
Financials	17.03%
Health Care	7.33%
Industrials	13.45%
Information Technology	9.37%
Materials	6.13%
Real Estate	12.71%
Utilities	9.52%
Repurchase Agreement	0.35%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
SunPower Corp., 4.00%, 01/15/2023	3.04%
Vipshop Holdings Ltd. (China), 1.50%, 03/15/2019	3.00%
VEREIT, Inc., 3.75%, 12/15/2020	2.79%
FireEye, Inc., 1.625%, 06/01/2035	2.71%
Tesla Energy Operations, Inc., 1.625%, 11/01/2019	2.39%
Wells Fargo & Co., 7.50%	2.25%
Becton Dickinson & Co.	2.00%
Tesla, Inc., 0.25%, 03/01/2019	1.96%
Microchip Technology, Inc., 1.625%, 02/15/2025	1.80%
Square, Inc., 0.50%, 05/15/2023	1.75%

Holdings by Sector*	% of Investments
Automotive	2.57%
Banking	3.78%
Basic Industry	3.13%
Capital Goods	5.28%
Communications	0.42%
Consumer Goods	1.53%
Energy	8.41%
Financial Services	0.35%
Healthcare	19.29%
Leisure	1.76%
Media	2.87%
Real Estate	4.61%
Retail	2.91%
Services	1.59%
Technology & Electronics	31.44%
Telecommunications	0.95%
Transportation	3.50%
Utility	2.73%
Repurchase Agreement	2.88%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Republic of Colombia, 5.00%, 06/15/2045	1.91%
Republic of Colombia, 3.875%, 04/25/2027	1.90%
Republic of Ecuador, 8.75%, 06/02/2023	1.70%
United Mexican States, 4.75%, 03/08/2044	1.65%
Government of Jamaica, 7.875%, 07/28/2045	1.62%
Dominican Republic, 5.95%, 01/25/2027	1.61%
Republic of EI Salvador, 6.375%, 01/18/2027	1.59%
Petroleos Mexicanos, 5.35, 02/12/2028	1.51%
Republic of Nigeria, 6.50%, 11/28/2027	1.32%
Republic of Argentina, 6.875%, 01/11/2048	1.29%

Holdings by Sector*	% of Investments
Banking	3.75%
Basic Industry	3.00%
Capital Goods	0.28%
Consumer Goods	0.86%
Energy	13.66%
Financial Services	3.62%
Foreign Government	58.66%
Real Estate	0.58%
Telecommunications	0.55%
Transportation	3.57%
U.S Government	2.58%
Utility	5.59%
Repurchase Agreement	3.30%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Amazon.com, Inc.	7.34%
Apple, Inc.	5.45%
Microsoft Corp.	5.08%
Alphabet, Inc.	4.51%
NVIDIA Corp.	2.47%
Illumina, Inc.	2.30%
Visa, Inc.	2.08%
Mastercard, Inc.	1.85%
Vertex Pharmaceuticals, Inc.	1.85%
Boeing Co. (The)	1.77%

Holdings by Sector*	% of Investments
Communication Services	11.67%
Consumer Discretionary	17.15%
Consumer Staples	0.75%
Financials	2.61%
Health Care	17.31%
Industrials	10.58%
Information Technology	38.89%
Repurchase Agreement	1.04%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
ServiceNow, Inc.	2.34%
Red Hat, Inc.	2.12%
Global Payments, Inc.	2.09%
Ultimate Software Group, Inc. (The)	2.04%
Burlington Stores, Inc.	1.80%
Edwards Lifesciences Corp.	1.78%
Centene Corp.	1.73%
Fortive Corp.	1.71%
O’Reilly Automotive, Inc.	1.64%
Moody’s Corp.	1.57%

Holdings by Sector*	% of Investments
Communication Services	2.27%
Consumer Discretionary	15.74%
Consumer Staples	2.87%
Energy	1.36%
Financials	9.01%
Health Care	15.82%
Industrials	16.36%
Information Technology	28.26%
Materials	5.45%
Real Estate	1.39%
Repurchase Agreement	1.47%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
HCA, Inc., 5.25%, 06/15/2026	0.81%
CenturyLink, Inc., 7.50%, 04/01/2024	0.77%
Freeport-McMoRan, Inc., 3.875%, 03/15/2023	0.76%
T-Mobile USA, Inc., 6.50%, 01/15/2026	0.67%
Tenet Healthcare Corp., 5.125%, 05/01/2025	0.63%
Bombardier, Inc.(Canada), 7.50%, 03/15/2025	0.62%
Peabody Energy Corp., 6.375%, 03/31/2025	0.58%
California Resources Corp., 8.00%, 12/15/2022	0.57%
Tesla, Inc., 5.30%, 08/15/2025	0.55%
HCA, Inc., 5.50%, 06/15/2047	0.53%

Holdings by Sector*	% of Investments
Asset Backed	0.15%
Automotive	1.47%
Banking	1.99%
Basic Industry	12.13%
Capital Goods	5.92%
Chemicals	0.10%
Commercial Mortgage Backed	0.41%
Consumer Goods	3.46%
Energy	15.67%
Financial Services	3.85%
Food and Drug	0.15%
Foreign Sovereign	0.97%
Government Guaranteed	0.16%
Healthcare	11.76%
Insurance	1.22%
Leisure	5.10%
Materials	0.10%
Media	7.30%
Medical Devices	0.08%
Real Estate	0.32%
Retail	6.46%
Services	6.26%
Technology & Electronics	4.14%
Telecommunications	4.88%
Transportation	2.35%
Utility	3.39%
Repurchase Agreement	0.21%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.75%, 09/30/2020	3.93%
U.S. Treasury Note, 2.875%, 09/30/2023	1.78%
U.S. Treasury Note, 2.625%, 07/31/2020	1.22%
Chase Issuance Trust 2016-A5, 1.27%, 07/15/2021	0.63%
VNDO Mortgage Trust 2012-6AVE A, 2.996%, 11/15/2030	0.58%
World Financial Network Credit Card Master Trust 2012-D A, 2.15%, 04/17/2023	0.53%
Ally Master Owner Trust 2018-4 A, 3.30%, 07/17/2023	0.47%
Sabine Pass Liquefaction LLC, 5.625%, 04/15/2023	0.45%
Citibank Credit Card Issuance Trust 2018-A6, 3.21%, 12/07/2024	0.44%
California Republic Auto Receivables Trust 2018-1 A2, 2.86%, 03/15/2021	0.42%

Holdings by Sector*	% of Investments
Auto	1.83%
Basic Industry	0.20%
Capital Goods	0.78%
Chemicals	0.01%
Consumer Cyclicals	0.89%
Consumer Discretionary	0.79%
Consumer Services	1.21%
Consumer Staples	0.55%
Energy	7.51%
Financial Services	59.29%
Food	0.11%
Foreign Government	0.38%
Government	9.29%
Health Care	2.46%
Integrated Oils	0.18%
Materials and Processing	3.65%
Municipal	0.16%
Other	0.08%
Producer Durables	1.08%
Technology	2.42%
Telecommunications	0.66%
Transportation	0.45%
Undefined	0.01%
Utilities	2.32%
Repurchase Agreement	3.69%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
AIA Group Ltd.	2.55%
Royal Dutch Shell plc B Shares	2.12%
Sony Corp.	1.97%
BHP Billiton Ltd.	1.97%
Total SA	1.91%
AstraZeneca plc	1.85%
SAP SE	1.83%
Koninklijke Philips NV	1.83%
Aroundtown SA	1.80%
Nintendo Co., Ltd.	1.76%

Holdings by Sector*	% of Investments
Communication Services	3.19%
Consumer Discretionary	11.70%
Consumer Staples	8.03%
Energy	6.12%
Financials	22.14%
Entertainment	1.76%
Health Care	9.21%
Industrials	11.05%
Information Technology	8.41%
Materials	10.82%
Real Estate	1.80%
Recruiting Service	1.32%
Technology	3.03%
Repurchase Agreement	1.42%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Value Fund

Ten Largest Holdings	% of Investments
Allianz SE Registered Shares	3.63%
Royal Dutch Shell plc Class A ADR	3.62%
Total SA	3.46%
AstraZeneca plc	3.21%
Roche Holding AG	2.29%
Sanofi	2.14%
Lukoil PJSC ADR	2.06%
Toyota Motor Corp.	1.06%
Anglo American plc	1.98%
Swiss Life Holding AG Registered Shares	1.96%

Holdings by Sector*	% of Investments
Communication Services	0.88%
Consumer Discretionary	8.84%
Consumer Staples	6.89%
Energy	11.92%
Financials	27.96%
Health Care	11.98%
Industrials	5.90%
Information Technology	6.53%
Materials	5.59%
Real Estate	7.13%
Utilities	4.99%
Repurchase Agreement	1.39%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
KeyCorp	2.31%
Conduent, Inc.	2.17%
FirstEnergy Corp.	2.15%
Textron, Inc.	1.98%
CMS Energy Corp.	1.92%
Citizens Financial Group, Inc.	1.85%
Evergy, Inc.	1.79%
UDR, Inc.	1.76%
Edison International	1.74%
Concho Resources, Inc.	1.73%

Holdings by Sector*	% of Investments
Consumer Discretionary	7.93%
Consumer Staples	4.87%
Energy	7.41%
Financials	18.68%
Health Care	6.69%
Industrials	14.88%
Information Technology	8.85%
Materials	8.26%
Real Estate	10.17%
Utilities	8.55%
Repurchase Agreement	3.71%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust – Ultra Short Bond Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bill, 0.00%, 11/08/2018	2.10%
Bank of America NA, 2.56%, 08/28/2020	1.10%
UBS AG (United Kingdom), 2.63%, 05/28/2019	1.06%
Morgan Stanley, 3.11%, 02/14/2020	1.06%
Williams Cos., Inc. (The), 2.76%, 10/01/2018	1.03%
ABN AMRO Bank NV (Netherlands), 2.972%, 01/18/2019	0.94%
Thomson Reuters Corp., 2.44%, 10/02/2018	0.92%
Sumitomo Mitsui Banking Corp. (Japan), 2.70%, 01/17/2020	0.86%
JPMorgan Chase & Co., 2.97%, 01/28/2019	0.86%
Pacific Gas & Electric Co., 2.54%, 11/28/2018	0.79%

Holdings by Sector*	% of Investments
Auto	6.29%
Basic Industry	0.48%
Consumer Cyclicals	3.61%
Consumer Services	1.47%
Consumer Staples	3.41%
Energy	10.00%
Financial Services	53.47%
Government	2.10%
Health Care	3.13%
Integrated Oils	0.16%
Materials and Processing	5.31%
Producer Durables	2.36%
Technology	2.22%
Telecommunications	0.09%
Transportation	0.91%
Utilities	4.88%
Repurchase Agreement	0.11%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: November 20, 2018

By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: November 20, 2018

By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 20, 2018